SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Accrued expenses	$ 591,371	$ 591,371	$ 617,374
Payroll related liabilities	4,564,187	4,268,880	3,895,640
Sales tax liability	161,465	187,971	145,545
Other liabilities	208,880	208,880	99,934
Accrued expenses and other liabilities	$ 5,525,903	$ 5,257,102	$ 4,758,492